UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       1/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:  $      136,793
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
BED BATH & BEYOND INC        COM            075896100    3,195    65,000 SH       SOLE                   65,000      0    0
BEST BUY INC                 COM            086516101    2,229    65,000 SH       SOLE                   65,000      0    0
BRIGGS & STRATTON CORP       COM            109043109    2,954   150,000 SH       SOLE                  150,000      0    0
CITIGROUP INC                COM            172967101    5,676 1,200,000 SH       SOLE                1,200,000      0    0
COWEN GROUP INC NEW          CL A           223622101      844   180,000 SH       SOLE                  180,000      0    0
EXPEDIA INC DEL              COM            30212P105    2,258    90,000 SH       SOLE                   90,000      0    0
EXPEDITORS INTL WASH INC     COM            302130109    3,276    60,000 SH       SOLE                   60,000      0    0
EXXON MOBIL CORP             COM            30231G102    3,656    50,000 SH       SOLE                   50,000      0    0
GOODYEAR TIRE & RUBR CO      COM            382550101    2,074   175,000 SH       SOLE                  175,000      0    0
HOME DEPOT INC               COM            437076102    4,908   140,000 SH       SOLE                  140,000      0    0
ISHARES TR                   HIGH YLD CORP  464288513    2,709    30,000 SH       SOLE                   30,000      0    0
ISHARES TR                   US PFD STK IDX 464288687    1,164    30,000 SH       SOLE                   30,000      0    0
KORN FERRY INTL              COM NEW        500643200    2,542   110,000 SH       SOLE                  110,000      0    0
LOWES COS INC                COM            548661107    2,006    80,000 SH       SOLE                   80,000      0    0
NUSTAR GP HOLDINGS LLC       UNIT RESTG LLC 67059L102    3,270    90,000 SH       SOLE                   90,000      0    0
PACCAR INC                   COM            693718108    4,461    77,800 SH       SOLE                   77,800      0    0
PEPSICO INC                  COM            713448108    4,246    65,000 SH       SOLE                   65,000      0    0
REGENCY ENERGY PARTNERS L P  COM UNITS LP   75885Y107    2,453    90,000 SH       SOLE                   90,000      0    0
RESOURCES CONNECTION INC     COM            76122Q105    1,859   100,000 SH       SOLE                  100,000      0    0
SFN GROUP INC                COM            784153108    1,464   150,000 SH       SOLE                  150,000      0    0
SPDR SERIES TRUST            BRCLYS YLD ETF 78464A417    3,177    80,000 SH       SOLE                   80,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   59,731   475,000 SH       SOLE                  475,000      0    0
SPRINT NEXTEL CORP           COM SER 1      852061100    2,538   600,000 SH       SOLE                  600,000      0    0
SUPERVALU INC                COM            868536103    2,409   250,200 SH       SOLE                  250,200      0    0
TRAVELERS COMPANIES INC      COM            89417E109    2,786    50,000 SH       SOLE                   50,000      0    0
UNITED PARCEL SERVICE INC    CL B           911312106    2,177    30,000 SH       SOLE                   30,000      0    0
VISA INC                     COM CL A       92826C839    3,519    50,000 SH       SOLE                   50,000      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103    2,280   100,000 SH       SOLE                  100,000      0    0
YM BIOSCIENCES INC           COM            984238105      932   400,000 SH       SOLE                  400,000      0    0


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